Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 7. Long-Term Debt

At June 30, 2015, the Company owed approximately $114 million under its various borrowing arrangements with several banks in Colombia, Panama and the United States and including obligations under various capital leases. The bank obligations have maturities ranging from six months to 15 years that bear interest at rates ranging from 2.9% to 12.03%. These loans are generally secured by substantially all of the Company’s accounts receivable and/or inventory.
The mortgage loan from TD Bank N.A. for real property acquired in December 2014 by Tecno RE includes covenant requirements that the Company has to maintain debt service coverage ratio to be evaluated for the first time at December 31, 2015 and annually thereafter; as well a loan to value ratio evaluation from time to time by the bank.
The company had $7,186 and $7,362 of property plant and equipment as well as $402 and $435 of other long term assets pledged to secure $36,575 and $26,856 under various lines of credit as of June 30, 2015 and December 31, 2014, respectively. The terms of the line of credit agreements do not restrict the company’s operation and use of the assets.

	June 30, 2015	December 31, 2014
Obligations under borrowing arrangements	$114,871	$94,198
Less: Current portion of long-term debt and other current borrowings	58,217	54,925
Long-term debt	$56,654	$39,273
Maturities of long term debt and other current borrowings are as follows as of June 30, 2015:

12 months ending June 30,
2017	$22,706
2018	12,210
2019	7,410
2020	6,785
Thereafter	7,543
Total	$56,654

Revolving Lines of Credit

The Company has approximately $8.5 million available in two lines of credit under a revolving note arrangement as of June 30, 2015. The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia. At June 30, 2015 and December 31, 2014, $7,823 and $375 was outstanding under these lines, respectively.
Proceeds from debt and repayments of debt for the six months ended June 30, 2015 and 2014 are as follows:

	2015	2014
Proceeds from debt	$57,462	$55,080
Repayments of debt	$49,093	$37,568
The Company acquired assets under capital leases for the six months ended June 30, 2015 and 2014 for $20,180 and $2,462, respectively.
Interest expense for the six month periods ended June 30, 2015 and 2014 was $4,202 and $4,267, respectively.

Note 11. Long-Term Debt

Long-term debt is comprised of the following:

	December 31, 2014	December 31, 2013
Obligations under borrowing arrangements	$94,198	$77,817
Less: Current portion of long-term debt and other current borrowings	54,925	29,720
Long-term debt	$39,273	$48,097

At December 31, 2014, the Company owed approximately $94,198 under its various borrowing arrangements with several banks in Colombia and Panama including obligations under various capital leases as discussed below. The bank obligations have maturities ranging from nine months to 15 years that bear interest at rates ranging from 4.56% to 12.01%. These loans are generally secured by substantially all of the Company’s accounts receivable or inventory, except for the 15-year mortgage secured by the Company’s real properties in Miami-Dade County. Certain obligations include covenants and events of default including requirements that the Company maintain a minimum debt to EBITDA ratio, a minimum debt service ratio, total debt to total assets ratio and sales growth ratios.
The Company was not in compliance with certain financial covenants as of December 31, 2013 for its financial obligations with Banco Colpatria. In April 2014, the bank confirmed with the Company it would take no actions to accelerate payments, increase interest, or any other actions as a result of the non-compliance with the covenants against the Company. In December 2014, the loan agreement with Colpatria was modified to exclude covenants as a basis for underwriting compliance. At December 31, 2014, the Company was in compliance with all its covenants for its financial obligations.
The company had $7,362 and $2,931 of property plant and equipment as well as $435 and $0 of other long term assets pledged to secure $26,856 and $27,596 under various lines of credit as of December 31, 2014 and 2013, respectively. The terms of the line of credit agreements do not restrict the company’s operation and use of the assets.
Net proceeds from debt were $9,185 and $8,372 during the years ended December 31, 2014 and 2013, consisting of $87,109 and $21,237 new obligations entered with similar terms to existing debt, and repayments of debt for $77,924 and $12,865 for the years ended December 31, 2014 and 2013, respectively.
Maturities of long term debt and other current borrowings are as follows as of December 31, 2014:

Year Ending December 31,
2015	$51,101
2016	11,690
2017	6,538
2018	3,815
2019	2,170
Thereafter	3,379
Total	$78,693

Revolving Lines of Credit
The Company has approximately $1.9 million available in two lines of credit under a revolving note arrangement as of December 31, 2014. The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia. The notes are secured by all assets of the Company. At December 31, 2014 and 2013, $375 and $1,872 was outstanding under these lines, respectively.
Capital Lease Obligations
The Company is obligated under various capital leases under which the aggregate present value of the minimum lease payments amounted to approximately $15,505. The present value of the minimum lease payments was calculated using discount rates ranging from 7.94% to 12.20%.
The future minimum lease payments under all capital leases at December 31, 2014 are as follows:

Year Ending December 31,
2015	$3,824
2016	3,621
2017	2,412
2018	1,141
2019	1,366
Thereafter	3,141
Total	$15,505

Interest expense for the year ended December 31, 2014 and 2013 was $8.9 million and $7.9 million, respectively.